Group cash flow statement - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax		$ 1,254	$ 3,494	$ 5,887	$ 15,341
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off		4,225	4,164	8,581	8,014
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates		1,288	1,297	1,801	1,232
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received		19	(31)	(77)	(30)
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid		524	102	716	165
Adjustments for share-based payments		507	243	668	221
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits		(34)	(47)	(66)	(90)
Adjustments for provisions		764	(221)	81	(1,320)
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities		1,556	(742)	(575)	(4,497)
Income taxes paid (refund), classified as operating activities		(2,003)	(1,966)	(3,907)	(5,121)
Cash flows from (used in) operating activities		8,100	6,293	13,109	13,915
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets		(3,463)	(3,453)	(7,181)	(6,582)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(116)	(804)	(222)	(752)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(95)	(50)	(448)	(590)
Purchase of interests in associates		(17)	(7)	(118)	(15)
Outflows of cash from investing activities		(3,691)	(4,314)	(7,969)	(7,939)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets		35	28	101	43
Cash flows from losing control of subsidiaries or other businesses		219	60	566	845
Cash receipts from repayment of advances and loans made to other parties		24	21	40	27
Inflows of cash from investing activities		278	109	707	915
Cash flows from (used in) investing activities		(3,413)	(4,205)	(7,262)	(7,024)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares		(1,751)	(2,073)	(3,501)	(4,521)
Payments of lease liabilities, classified as financing activities		(679)	(620)	(1,373)	(1,175)
Proceeds from non-current borrowings		2,736	3,643	4,995	6,038
Repayments of non-current borrowings		(623)	(2,828)	(1,297)	(3,627)
Cash flows from (used in) increase (decrease) in current borrowings		49	(348)	65	(877)
Proceeds from issuing other equity instruments	[1]	0	87	1,296	132
Payments to redeem other equity instruments	[1]	0	0	(1,288)	0
Payments of other equity instruments		(271)	(250)	(527)	(486)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		0	0	0	(180)
Proceeds from contributions of non-controlling interests		508	2	524	9
Dividends paid to equity holders of parent, classified as financing activities		(1,204)	(1,153)	(2,423)	(2,336)
Dividends paid to non-controlling interests, classified as financing activities		(60)	(67)	(186)	(135)
Cash flows from (used in) financing activities		(1,295)	(3,607)	(3,715)	(7,158)
Effect of exchange rate changes on cash and cash equivalents		(11)	0	(271)	(14)
Increase (decrease) in cash and cash equivalents		3,381	(1,519)	1,861	(281)
Cash and cash equivalents		$ 34,891	$ 28,914	$ 34,891	$ 28,914

[1]	See Condensed group statement of changes in equity - footnote (a) for further information.